Shareholder Report, Holdings (Details) - C000204431	Jan. 31, 2025
912797MU8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.30%
28504KAA5 | Electricite de France S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
67113DAS3 | OZLM XXIV Ltd., C2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
05684BAB3 | Bain Capital Specialty Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
14317PAG8 | CARLYLE US CLO 2018-2 Ltd., C
Holdings [Line Items]
Percent of Net Asset Value	1.70%
03764QBL5 | Apidos CLO XV, DRR
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BL4807543 | Air Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
62432BAU7 | Mountain View CLO IX Ltd., CR
Holdings [Line Items]
Percent of Net Asset Value	1.60%
92328XAZ2 | Venture XV CLO Ltd., DR2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
29273VAN0 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cmo
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Communications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Clo
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CMO
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
CLO
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	28.30%
InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.00%
InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.20%
InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	54.70%
InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	6.70%
InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	12.10%
InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	3.30%